Consolidated Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.6%
Adecoagro SA(a)	30,544	$188,762
Arcos Dorados Holdings Inc., Class A	29,412	145,001
Banco BBVA Argentina SA, ADR(a)(b)	17,127	54,806
Banco Macro SA, ADR(a)	11,408	182,186
Central Puerto SA, ADR	29,883	80,684
Despegar.com Corp.(a)(b)	14,118	155,863
Grupo Financiero Galicia SA, ADR	29,440	253,478
Loma Negra Cia Industrial Argentina SA, ADR	16,486	90,508
Pampa Energia SA, ADR(a)(b)	12,719	179,211
Transportadora de Gas del Sur SA, Class B(a)	18,763	102,634

		1,433,133

Brazil — 5.4%
AES Tiete Energia SA	42,741	128,632
Aliansce Sonae Shopping Centers SA(a)	29,649	144,498
Alupar Investimento SA	42,108	188,097
Anima Holding SA(a)	22,300	148,635
Arezzo Industria e Comercio SA	14,200	183,097
Banco Inter SA	20,745	280,701
BK Brasil Operacao e Assessoria a Restaurantes SA	58,300	115,817
BR Malls Participacoes SA(a)	198,900	361,526
BR Properties SA	55,341	107,987
C&A Modas Ltda	39,500	97,684
Cia. de Locacao das Americas	96,700	489,052
Cia. de Saneamento de Minas Gerais-COPASA	55,500	153,120
Cia. de Saneamento do Parana	68,700	318,873
Cia. Hering	40,300	130,115
Cielo SA	303,600	200,102
Cogna Educacao	496,800	432,590
Construtora Tenda SA	21,200	112,570
Cosan Logistica SA(a)	40,922	128,248
CVC Brasil Operadora e Agencia de Viagens SA	43,592	147,542
Cyrela Brazil Realty SA Empreendimentos e Participacoes	82,800	415,987
Duratex SA	83,700	291,839
EcoRodovias Infraestrutura e Logistica SA(a)	57,099	127,531
EDP - Energias do Brasil SA	74,500	256,579
Embraer SA(a)	184,000	276,710
Enauta Participacoes SA	25,300	48,616
Eneva SA(a)	46,000	497,394
Even Construtora e Incorporadora SA	37,400	86,519
Ez Tec Empreendimentos e Participacoes SA	26,877	204,341
Fleury SA	61,000	300,801
Grendene SA	112,600	173,097
GRUPO DE MODA SOMA SA(a)	55,200	132,308
Grupo SBF SA(a)	27,600	136,100
Guararapes Confeccoes SA	30,100	91,762
Iguatemi Empresa de Shopping Centers SA	16,800	112,787
Instituto Hermes Pardini SA	17,200	70,989
Iochpe Maxion SA	31,905	91,637
IRB Brasil Resseguros S/A	248,400	305,764
JHSF Participacoes SA	86,500	117,878
Light SA(a)	65,500	282,131
Linx SA	36,900	250,058
Locaweb Servicos de Internet SA(a)(c)	18,400	225,945
LOG Commercial Properties e Participacoes SA	9,260	59,090
Lojas Quero Quero S/A(a)	46,000	140,490
M. Dias Branco SA	25,000	150,664
Mahle-Metal Leve SA	11,900	42,376

Security	Shares	Value

Brazil (continued)
Marfrig Global Foods SA(a)	110,400	$300,896
Marisa Lojas SA(a)	39,500	49,209
Minerva SA	67,500	125,697
Movida Participacoes SA	34,200	124,580
MRV Engenharia e Participacoes SA	78,000	274,136
Odontoprev SA	70,000	170,122
Omega Geracao SA(a)	10,300	70,373
Petro Rio SA(a)	27,600	257,084
Qualicorp Consultoria e Corretora de Seguros SA	66,000	406,454
Santos Brasil Participacoes SA	141,100	128,102
Sao Martinho SA	50,800	246,825
Ser Educacional SA(c)	18,935	50,623
SIMPAR SA(a)	21,200	116,664
SLC Agricola SA	28,700	143,389
Smiles Fidelidade SA	18,500	68,317
Transmissora Alianca de Energia Eletrica SA	52,800	324,575
Trisul SA	31,800	70,081
Tupy SA(a)	18,500	73,675
Vivara Participacoes SA	27,600	128,106
Wiz Solucoes e Corretagem de Seguros SA	24,700	40,447
YDUQS Participacoes SA	73,600	451,208

		12,378,842

Chile — 0.9%
AES Gener SA	798,142	140,476
Aguas Andinas SA, Class A	620,816	178,872
CAP SA	20,094	189,929
Cia. Sud Americana de Vapores SA(a)	4,453,535	135,865
Empresa Nacional de Telecomunicaciones SA	36,064	217,222
Engie Energia Chile SA	144,545	173,372
Forus SA	31,558	46,965
Grupo Security SA	344,921	62,506
Inversiones Aguas Metropolitanas SA	136,859	103,525
Inversiones La Construccion SA	10,228	63,338
Itau CorpBanca Chile SA	47,489,927	136,830
Parque Arauco SA	161,175	248,372
Ripley Corp. SA	240,939	75,389
SMU SA	704,490	106,542
Vina Concha y Toro SA	110,003	188,446

		2,067,649

China — 11.5%
21Vianet Group Inc., ADR(a)(b)	25,486	722,273
360 DigiTech Inc., ADR(a)	17,480	216,752
361 Degrees International Ltd.	473,000	59,182
AGTech Holdings Ltd.(a)	1,220,000	46,424
Anxin-China Holdings Ltd.(d)	1,084,000	1
Aoyuan Healthy Life Group Co. Ltd.	83,000	54,066
Ascletis Pharma Inc.(a)(c)	110,000	40,013
Asia Cement China Holdings Corp.	143,000	142,954
Beijing Capital Land Ltd., Class H	602,000	107,160
Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	24,750	63,787
Beijing Energy International Holding Co. Ltd.(a)(b)	1,434,000	44,023
Beijing Enterprises Urban Resources Group Ltd.(a)	368,000	118,671
Beijing Gas Blue Sky Holdings Ltd.(a)	2,816,000	51,217
Beijing Jingneng Clean Energy Co. Ltd., Class H	552,000	180,143
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(b)	84,000	101,309
BEST Inc., ADR(a)	49,956	146,371
Boshiwa International Holding Ltd.(d)	32,000	0	(e)
C&D International Investment Group Ltd.	92,000	179,668

1

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Camsing International Holding Ltd.(a)(b)(d)	164,000	$17,177
Canvest Environmental Protection Group Co. Ltd.	288,000	121,850
CAR Inc.(a)	242,000	117,683
Central China New Life Ltd.	92,000	80,815
Central China Real Estate Ltd.	281,000	152,235
CGN New Energy Holdings Co. Ltd.(a)	422,000	61,510
Changsha Broad Homes Industrial Group Co Ltd.(c)	27,600	78,145
Chaowei Power Holdings Ltd.	194,000	81,579
China Animal Healthcare Ltd.(a)(d)	126,000	0	(e)
China BlueChemical Ltd., Class H	788,000	138,237
China Datang Corp. Renewable Power Co. Ltd., Class H	659,000	94,355
China Dongxiang Group Co. Ltd.	1,135,000	131,764
China Everbright Greentech Ltd.(c)	242,000	98,954
China Foods Ltd.	462,000	165,670
China Grand Pharmaceutical and Healthcare Holdings Ltd., Class A	328,000	285,585
China Harmony Auto Holding Ltd.	261,500	139,309
China High Speed Transmission Equipment Group Co. Ltd.	121,000	86,780
China Huiyuan Juice Group Ltd.(a)(d)	379,000	489
China Isotope & Radiation Corp.	18,400	62,896
China Kepei Education Group Ltd.	184,000	142,406
China Lilang Ltd.	138,000	94,700
China Logistics Property Holdings Co. Ltd.(a)(b)(c)	368,000	189,874
China Lumena New Materials Corp.(a)(b)(d)	5,249	0	(e)
China Maple Leaf Educational Systems Ltd.	464,000	137,659
China Metal Recycling Holdings Ltd.(a)(d)	12,000	0	(e)
China Metal Resources Utilization Ltd.(a)(c)	312,000	5,473
China Modern Dairy Holdings Ltd.(a)	747,000	127,190
China New Higher Education Group Ltd.(c)	218,000	137,788
China Online Education Group	3,036	79,665
China Oriental Group Co. Ltd.	370,000	111,203
China Overseas Grand Oceans Group Ltd.	450,000	268,172
China Renaissance Holdings Ltd.(c)	64,500	128,126
China Resources Medical Holdings Co. Ltd.	282,000	211,705
China SCE Group Holdings Ltd.	552,000	252,770
China Shineway Pharmaceutical Group Ltd.	98,000	67,124
China South City Holdings Ltd.	2,024,000	219,305
China Tian Lun Gas Holdings Ltd.	130,500	112,110
China Travel International Investment Hong Kong Ltd.(a)	738,000	103,763
China Water Affairs Group Ltd.(b)	256,000	201,102
China ZhengTong Auto Services Holdings Ltd.(a)(b)(d)	330,500	43,740
China Zhongwang Holdings Ltd.(a)	441,600	96,266
Chinasoft International Ltd.(b)	604,000	641,202
CIMC Enric Holdings Ltd.	186,000	106,766
COFCO Joycome Foods Ltd.	737,000	248,123
Colour Life Services Group Co. Ltd.(b)	119,000	57,409
Concord New Energy Group Ltd.	2,760,000	151,306
Cosmopolitan International Holdings Ltd.(a)	552,000	106,804
CPMC Holdings Ltd.	276,000	124,605
CStone Pharmaceuticals(a)(c)	184,000	226,188
Daqo New Energy Corp., ADR(a)(b)	13,064	562,013
Dexin China Holdings Co. Ltd.	460,000	175,634
Digital China Holdings Ltd.	220,000	172,822
Dongyue Group Ltd.	368,000	191,773
Ebang International Holdings Inc.	8,280	40,406
E-House China Enterprise Holdings Ltd.	138,000	126,563
Ever Sunshine Lifestyle Services Group Ltd.	148,000	259,632
Fanhua Inc., ADR	13,340	189,962
Fantasia Holdings Group Co. Ltd.	372,000	72,457

Security	Shares	Value

China (continued)
FinVolution Group	38,598	$84,144
Fu Shou Yuan International Group Ltd.	295,000	296,807
Fufeng Group Ltd.	477,400	181,661
GCL-Poly Energy Holdings Ltd.(a)(b)	3,990,000	406,591
Gemdale Properties & Investment Corp. Ltd.	1,656,000	273,419
Genertec Universal Medical Group Co. Ltd.(c)	313,500	239,801
Glory Sun Financial Group Ltd.(a)	4,436,000	205,993
Grand Baoxin Auto Group Ltd.(a)	251,000	32,053
Greatview Aseptic Packaging Co. Ltd.	184,000	93,988
Greenland Hong Kong Holdings Ltd.	378,000	116,533
Guorui Properties Ltd.	353,000	42,802
Haichang Ocean Park Holdings Ltd.(a)(c)	474,000	26,597
Hainan Meilan International Airport Co. Ltd., Class H(a)	46,000	190,468
Hangzhou Steam Turbine Co. Ltd., Class B	130,580	149,066
Harbin Electric Co. Ltd., Class H(a)	210,000	68,262
Hebei Construction Group Corp. Ltd., Class H	138,000	391,616
HengTen Networks Group Ltd.(a)(b)	6,624,000	239,242
Hi Sun Technology China Ltd.(a)	1,380,000	156,646
Hope Education Group Co. Ltd.(c)	736,000	211,710
Hua Han Health Industry Holdings Ltd.(a)(d)	1,112,400	29,057
Huabao International Holdings Ltd.(b)	192,000	260,045
Huami Corp., ADR(a)(b)	8,188	102,022
iClick Interactive Asia Group Ltd., ADR, ADR(a)	16,008	115,098
iDreamSky Technology Holdings Ltd.(a)(b)(c)	184,000	90,665
IMAX China Holding Inc.(c)	46,100	80,277
Inner Mongolia Yitai Coal Co. Ltd., Class B	312,800	158,902
InnoCare Pharma Ltd.(a)(c)	92,000	151,899
Jiayuan International Group Ltd.	348,000	137,808
Jinchuan Group International Resources Co. Ltd.	1,027,000	111,278
JinkoSolar Holding Co. Ltd., ADR(a)(b)	9,680	668,307
Jiumaojiu International Holdings Ltd.(a)(c)	92,000	209,811
JNBY Design Ltd.	67,000	75,966
LexinFintech Holdings Ltd., ADR, ADR(a)	26,864	200,674
Lifetech Scientific Corp.(a)(b)	864,000	375,579
Lonking Holdings Ltd.	588,000	169,896
Lu Thai Textile Co. Ltd., Class B	93,900	47,722
LVGEM China Real Estate Investment Co. Ltd.	370,000	122,657
Maoyan Entertainment(a)(c)	128,800	220,302
Meitu Inc.(a)(c)	683,500	131,366
MMG Ltd.(a)	668,000	291,240
Mobvista Inc.(a)(c)	184,000	88,054
National Agricultural Holdings Ltd.(b)(d)	354,000	457
NetDragon Websoft Holdings Ltd.(b)	62,000	136,276
Nexteer Automotive Group Ltd.	276,000	293,000
Niu Technologies, ADR(a)(b)	8,556	255,140
NOVA Group Holdings Ltd.	465,000	6,058
OneSmart International Education Group Ltd., ADR(a)	21,160	85,698
PAX Global Technology Ltd.	251,000	156,055
Poly Property Group Co. Ltd.	736,000	227,849
Pou Sheng International Holdings Ltd.(a)	628,000	160,392
Powerlong Commercial Management Holdings Ltd.(b)	46,000	127,572
Puxin Ltd., ADR(a)	10,856	86,305
Q Technology Group Co. Ltd.	117,000	150,919
Qudian Inc., ADR(a)(b)	53,648	69,206
Qutoutiao Inc., ADR(a)(b)	18,692	52,338
Realord Group Holdings Ltd.(a)	80,000	52,938
Redco Properties Group Ltd.(c)	274,000	119,107
Road King Infrastructure Ltd.	69,000	92,564
Ronshine China Holdings Ltd.	177,000	133,792
Sany Heavy Equipment International Holdings Co. Ltd.	302,000	175,298

2

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Scholar Education Group(b)	54,000	$112,423
Shandong Airlines Co. Ltd., Class B(a)	94,900	73,815
Shanghai Fudan Microelectronics Group Co. Ltd., Class H(a)	92,000	135,760
Shanghai Haohai Biological Technology Co. Ltd., Class H(c)	12,700	75,356
Shanghai Jin Jiang Capital Co. Ltd., Class H	552,000	90,428
Sheng Ye Capital Ltd.	121,000	86,311
Shoucheng Holdings Ltd.	461,200	148,131
Shougang Fushan Resources Group Ltd.	764,000	193,156
Shui On Land Ltd.	968,500	133,672
Sihuan Pharmaceutical Holdings Group Ltd.	1,196,000	137,303
Sinopec Engineering Group Co. Ltd., Class H	322,000	142,465
Sinopec Kantons Holdings Ltd.	278,000	103,275
Skyfame Realty Holdings Ltd.	1,228,000	161,569
Skyworth Group Ltd.(a)	556,000	152,044
SMI Holdings Group Ltd.(a)(d)	468,800	70,751
SOHO China Ltd.(a)	552,000	171,599
Sohu.com Ltd., ADR(a)(b)	8,176	150,111
So-Young International Inc., ADR(a)	6,440	82,110
Superb Summit International Group Ltd.(a)(d)	11,913	10
TCL Electronics Holdings Ltd.	226,000	177,826
Tiangong International Co. Ltd.	310,000	135,556
Tianli Education International Holdings Ltd.	368,000	366,457
Tianneng Power International Ltd.(b)	220,000	461,425
Times Neighborhood Holdings Ltd.	184,000	183,941
Tong Ren Tang Technologies Co. Ltd., Class H	268,000	189,787
Tongda Group Holdings Ltd.(a)	1,160,000	74,815
Tongdao Liepin Group(a)	55,200	138,846
Towngas China Co. Ltd.	368,000	168,513
Wasion Holdings Ltd.	170,000	48,242
Weimob Inc.(a)(b)(c)	276,000	379,511
West China Cement Ltd.	552,000	86,155
Wisdom Education International Holdings Co. Ltd.	230,000	111,254
XD Inc.(a)	18,400	89,004
Xiabuxiabu Catering Management China Holdings Co. Ltd.(c)	92,000	180,618
Xtep International Holdings Ltd.	332,500	141,535
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(c)	73,800	96,147
Yixin Group Ltd.(a)(c)	674,000	165,185
Yuexiu REIT	468,000	225,775
Yuexiu Transport Infrastructure Ltd.	312,000	197,603
Yuzhou Group Holdings Co. Ltd.	460,000	182,754
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	55,200	58,173
Zhou Hei Ya International Holdings Co. Ltd.(b)(c)	185,500	169,887
Zhuguang Holdings Group Co. Ltd.(a)(b)	874,000	134,158

		26,383,297

Colombia — 0.3%
Cementos Argos SA	124,853	173,374
Corp. Financiera Colombiana SA(a)	24,813	200,647
Grupo Argos SA	80,224	268,437

		642,458

Cyprus — 0.4%
Cairo Mezz PLC(a)	66,310	7,781
TCS Group Holding PLC(f)	32,016	983,563

		991,344

Security	Shares	Value

Egypt — 0.4%
Cleopatra Hospital(a)	325,755	$98,412
Egyptian Financial Group-Hermes Holding Co.(a)	165,563	145,936
Heliopolis Housing	145,244	63,596
Juhayna Food Industries	183,976	81,845
Medinet Nasr Housing	226,199	55,216
Palm Hills Developments SAE(a)	486,901	43,446
Six of October Development & Investment	76,514	71,735
Talaat Moustafa Group	296,414	133,755
Telecom Egypt Co.	99,508	80,291

		774,232

Greece — 1.3%
Aegean Airlines SA(a)	10,725	57,732
Alpha Bank AE(a)	379,067	327,383
Athens Water Supply & Sewage Co. SA	13,237	110,047
Eurobank Ergasias Services and Holdings SA, Series A(a)	722,120	423,003
GEK Terna Holding Real Estate Construction SA(a)	19,570	170,890
Hellenic Exchanges-Athens Stock Exchange SA	4,821	18,281
Holding Co. ADMIE IPTO SA	27,360	85,093
LAMDA Development SA(a)	21,090	153,890
Motor Oil Hellas Corinth Refineries SA	15,824	202,726
Mytilineos SA	26,832	349,851
National Bank of Greece SA(a)	152,765	277,213
Piraeus Bank SA(a)	86,413	115,771
Public Power Corp. SA(a)(b)	30,705	253,799
Sarantis SA	8,974	100,369
Terna Energy SA	12,825	199,130
Titan Cement International SA	13,205	214,823

		3,060,001

Hong Kong — 0.1%
FIH Mobile Ltd.(a)	920,000	98,497
KWG Living Group Holdings Ltd.(a)	276,000	213,609

		312,106

Hungary — 0.1%
Magyar Telekom Telecommunications PLC	152,720	197,394

India — 14.9%
3M India Ltd.(a)	813	240,058
Aarti Industries Ltd.	18,710	291,882
Aavas Financiers Ltd.(a)	8,126	176,409
Adani Gas Ltd.	48,073	225,836
Adani Power Ltd.(a)	260,588	135,473
Aditya Birla Capital Ltd.(a)	61,332	73,253
Aditya Birla Fashion and Retail Ltd.(a)	83,477	183,341
Advanced Enzyme Technologies Ltd.	12,651	60,286
Aegis Logistics Ltd.	37,902	130,944
Affle India Ltd.(a)	978	45,145
AIA Engineering Ltd.	12,544	314,437
Ajanta Pharma Ltd.	6,992	145,030
Alembic Pharmaceuticals Ltd.	16,559	223,175
Amara Raja Batteries Ltd.	20,514	262,269
Amber Enterprises India Ltd.	5,520	178,861
APL Apollo Tubes Ltd.(a)	2,810	128,209
Apollo Tyres Ltd.	103,592	258,014
Ashok Leyland Ltd.	374,716	466,268
Aster DM Healthcare Ltd.(a)(c)	35,705	80,733
Astral Poly Technik Ltd.	19,412	385,180
AstraZeneca Pharma India Ltd.	1,659	101,680
Atul Ltd.	4,649	396,142
AU Small Finance Bank Ltd.(a)(c)	21,732	246,221

3

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Avanti Feeds Ltd.	17,112	$120,525
Bajaj Consumer Care Ltd.(a)	31,546	86,984
Balrampur Chini Mills Ltd.	39,595	88,005
Bata India Ltd.	17,147	364,190
Bayer CropScience Ltd./India	3,496	238,246
Bharat Heavy Electricals Ltd.(a)	277,564	123,122
Birla Corp. Ltd.	6,856	65,624
Birlasoft Ltd.(a)	35,301	94,192
Blue Dart Express Ltd.(a)	1,547	83,461
Blue Star Ltd.	7,064	77,440
Can Fin Homes Ltd.	17,166	111,714
Carborundum Universal Ltd.	27,416	128,443
Castrol India Ltd.	102,212	173,076
Century Textiles & Industries Ltd.	17,934	85,207
CESC Ltd.	18,952	148,788
Chambal Fertilizers and Chemicals Ltd.	52,256	143,842
Cholamandalam Financial Holdings Ltd.(a)	27,744	202,752
Cholamandalam Investment and Finance Co. Ltd.	109,664	575,595
City Union Bank Ltd.	90,175	226,545
Coforge Ltd.	5,704	184,904
Coromandel International Ltd.	26,369	294,948
CreditAccess Grameen Ltd.(a)	12,605	134,652
CRISIL Ltd.	6,051	161,390
Crompton Greaves Consumer Electricals Ltd.	148,396	611,769
Cummins India Ltd.	33,480	264,924
Cyient Ltd.	10,727	70,853
Dalmia Bharat Ltd.(a)	18,517	275,469
DCB Bank Ltd.(a)	56,729	82,463
Deepak Nitrite Ltd.	19,412	226,764
Dhani Services Ltd.	61,629	234,470
Dilip Buildcon Ltd.(c)	12,980	62,353
Dixon Technologies India Ltd.	1,564	250,891
Dr Lal PathLabs Ltd.(c)	8,690	268,775
Edelweiss Financial Services Ltd.(a)	130,621	123,467
EID Parry India Ltd.(a)	25,024	117,186
Emami Ltd.	50,618	300,982
Endurance Technologies Ltd.(c)	11,194	174,887
Engineers India Ltd.	89,505	89,679
Eris Lifesciences Ltd.(c)	13,202	92,941
Escorts Ltd.	17,208	326,204
Exide Industries Ltd.	129,352	322,872
Federal Bank Ltd.(a)	450,892	382,358
Finolex Industries Ltd.	14,352	122,258
Firstsource Solutions Ltd.	92,227	98,508
Fortis Healthcare Ltd.(a)	139,343	283,931
Future Lifestyle Fashions Ltd.(a)	34,684	44,142
Gillette India Ltd.	2,668	209,416
Glenmark Pharmaceuticals Ltd.	42,514	270,620
GMM Pfaudler Ltd.	1,904	98,073
GMR Infrastructure Ltd.(a)	609,509	220,573
Godrej Industries Ltd.(a)	28,336	155,232
Godrej Properties Ltd.(a)	19,512	307,067
Granules India Ltd.	41,400	230,630
Great Eastern Shipping Co. Ltd. (The)	34,588	117,930
Gujarat Fluorochemicals Ltd.(a)	9,016	69,930
Gujarat Gas Ltd.	49,563	233,472
Gujarat State Petronet Ltd.	82,708	245,199
Hemisphere Properties India Ltd.(a)	45,770	38,968
ICICI Securities Ltd.(c)	21,311	129,078
IDFC First Bank Ltd.(a)	657,962	326,510

Security	Shares	Value

India (continued)
IDFC Ltd.	325,957	$183,982
IIFL Finance Ltd.	38,734	52,408
IIFL Wealth Management Ltd.	9,752	133,745
India Cements Ltd. (The)	51,796	110,927
Indiabulls Housing Finance Ltd.	74,027	186,976
Indiabulls Real Estate Ltd.(a)	67,144	58,706
IndiaMART Intermesh Ltd.(c)	3,306	227,334
Indian Hotels Co. Ltd. (The)	192,305	306,935
IRB Infrastructure Developers Ltd.	46,855	75,038
JB Chemicals & Pharmaceuticals Ltd.	11,040	148,286
Jindal Steel & Power Ltd.(a)	116,670	384,403
JK Cement Ltd.(a)	9,507	260,596
JM Financial Ltd.	152,999	170,237
Johnson Controls-Hitachi Air Conditioning India Ltd.(a)	2,852	88,052
JSW Energy Ltd.	109,494	91,521
Jubilant Life Sciences Ltd.	21,890	213,709
Just Dial Ltd.(a)	10,129	83,002
Kajaria Ceramics Ltd.	21,474	187,871
Karur Vysya Bank Ltd. (The)(a)	135,461	68,594
Kaveri Seed Co. Ltd.	9,689	64,213
KEC International Ltd.	29,020	140,875
KEI Industries Ltd.	19,511	111,945
KRBL Ltd.	17,634	61,386
L&T Finance Holdings Ltd.	156,124	183,096
L&T Technology Services Ltd.(c)	7,283	169,467
Laurus Labs Ltd.(c)	91,707	392,369
LIC Housing Finance Ltd.	80,868	359,262
Mahanagar Gas Ltd.	14,628	210,147
Mahindra & Mahindra Financial Services Ltd.(a)	171,120	395,126
Mahindra CIE Automotive Ltd.(a)	37,142	80,321
Manappuram Finance Ltd.	135,861	329,946
Max Financial Services Ltd.(a)	55,002	481,756
Metropolis Healthcare Ltd.(a)	8,744	263,821
Minda Industries Ltd.	26,036	135,917
Mindspace Business Parks REIT(a)(c)	36,800	152,266
Mindtree Ltd.	15,548	297,560
Motilal Oswal Financial Services Ltd.	12,894	106,086
Mphasis Ltd.	23,552	418,430
Multi Commodity Exchange of India Ltd.	8,374	182,612
Natco Pharma Ltd.	25,957	323,182
National Aluminium Co. Ltd.	260,943	138,124
Navin Fluorine International Ltd.	6,677	242,272
NBCC India Ltd.	192,189	67,475
Nippon Life India Asset Management Ltd.(c)	34,500	135,286
Oberoi Realty Ltd.(a)	31,737	198,591
Oil India Ltd.	65,921	85,588
Orient Electric Ltd.	38,468	123,472
Persistent Systems Ltd.	12,167	196,060
Phoenix Mills Ltd. (The)(a)	23,506	216,646
PNB Housing Finance Ltd.(a)(c)	19,044	97,321
Prestige Estates Projects Ltd.	36,234	130,784
Procter & Gamble Health Ltd.	1,782	165,266
PVR Ltd.	11,647	205,413
Quess Corp. Ltd.(a)(c)	18,463	124,855
Radico Khaitan Ltd.	24,380	149,626
Rajesh Exports Ltd.(a)	23,427	142,480
Ramco Cements Ltd. (The)	33,120	398,994
Ratnamani Metals & Tubes Ltd.	5,174	118,038
RBL Bank Ltd.(c)	98,281	297,008
Redington India Ltd.	83,173	147,576

4

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Relaxo Footwears Ltd.(a)	17,204	$171,352
Sanofi India Ltd.	2,751	307,111
Schaeffler India Ltd.	3,220	173,233
Sobha Ltd.	14,433	60,602
Spandana Sphoorty Financial Ltd.(a)	5,800	58,735
SpiceJet Ltd.(a)	86,482	83,497
SRF Ltd.	7,651	530,375
Sterlite Technologies Ltd.	46,866	102,995
Strides Pharma Science Ltd.	16,619	171,472
Sundaram Finance Ltd.	13,840	326,451
Sundram Fasteners Ltd.	16,659	117,323
Supreme Industries Ltd.	16,230	357,435
Suven Pharmaceuticals Ltd.(a)	29,266	156,869
Syngene International Ltd.(a)(c)	35,245	275,059
Tanla Platforms Ltd.	2,344	19,391
Tata Chemicals Ltd.	50,008	264,774
Tata Communications Ltd.	20,240	290,128
Tata Elxsi Ltd.	9,903	212,385
Tata Power Co. Ltd. (The)	357,512	313,309
TeamLease Services Ltd.(a)	3,745	126,419
Thermax Ltd.	10,153	122,484
Thyrocare Technologies Ltd.(c)	5,704	84,590
Torrent Power Ltd.	46,221	197,226
TTK Prestige Ltd.	2,392	185,588
Tube Investments of India Ltd.	25,509	283,693
Vakrangee Ltd.	172,676	89,537
Varun Beverages Ltd.	28,059	330,163
Vinati Organics Ltd.	9,345	148,630
VIP Industries Ltd.	19,672	96,014
V-Mart Retail Ltd.(a)	3,418	103,953
Vodafone Idea Ltd.(a)	2,416,399	319,766
Voltas Ltd.	55,016	599,219
Yes Bank Ltd.(a)	100	20
Yes Bank Ltd., New	433,083	66,229

		34,162,342

Indonesia — 2.0%
Agung Semesta Sejahtera Tbk PT(a)	2,120,580	7,509
AKR Corporindo Tbk PT	519,600	107,085
Aneka Tambang Tbk	2,461,200	199,580
Astra Agro Lestari Tbk PT	138,000	120,457
Bank Brisyariah Tbk PT(a)	846,400	85,719
Bank BTPN Syariah Tbk PT	581,000	169,938
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	727,000	68,221
Bank Tabungan Negara Persero Tbk PT	1,251,200	145,767
Bintang Oto Global Tbk PT(a)	938,400	89,720
Bukit Asam Tbk PT	1,094,800	182,984
Bumi Serpong Damai Tbk PT(a)	2,235,600	166,245
Ciputra Development Tbk PT	2,732,663	179,017
Hanson International Tbk PT(a)(d)	25,794,200	65,269
Indo Tambangraya Megah Tbk PT	119,700	111,053
Indosat Tbk PT(a)	401,500	62,557
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,024,000	108,940
Inti Agri Resources Tbk PT(a)(d)	12,327,500	31,443
Japfa Comfeed Indonesia Tbk PT	1,272,400	120,301
Jasa Marga Persero Tbk PT	625,600	185,642
Lippo Karawaci Tbk PT(a)	10,041,600	166,412
Matahari Department Store Tbk PT(a)	291,300	26,097
Medco Energi Internasional Tbk PT(a)	2,647,912	93,390
Media Nusantara Citra Tbk PT(a)	1,350,400	97,072

Security	Shares	Value

Indonesia (continued)
Metro Healthcare Indonesia TBK PT(a)	3,394,800	$91,361
Mitra Adiperkasa Tbk PT(a)	2,557,000	145,778
Pabrik Kertas Tjiwi Kimia Tbk PT	322,000	161,342
Pacific Strategic Financial Tbk PT(a)	1,803,200	105,995
Pakuwon Jati Tbk PT(a)	4,894,400	173,314
Panin Financial Tbk PT(a)	5,120,700	81,235
Pelayaran Tamarin Samudra Tbk PT(a)	2,421,000	8,573
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	944,200	79,575
PP Persero Tbk PT	946,325	91,147
Smartfren Telecom Tbk PT(a)	17,222,400	81,721
Sugih Energy Tbk PT(a)(d)	1,824,800	1
Summarecon Agung Tbk PT(a)	2,535,300	147,234
Surya Citra Media Tbk PT	1,647,500	191,936
Tower Bersama Infrastructure Tbk PT	2,706,600	273,152
Waskita Karya Persero Tbk PT	1,285,500	94,683
Wijaya Karya Persero Tbk PT	825,648	94,727
XL Axiata Tbk PT	791,200	135,042

		4,547,234

Kuwait — 0.7%
Boubyan Petrochemicals Co. KSCP	149,868	280,283
Humansoft Holding Co. KSC(a)	24,656	274,170
Kuwait International Bank KSCP	219,972	151,035
National Industries Group Holding SAK	367,448	212,648
Qurain Petrochemical Industries Co.	220,892	226,778
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	192,188	207,363
Warba Bank KSCP(a)	271,216	216,370

		1,568,647

Malaysia — 3.2%
Alliance Bank Malaysia Bhd	294,600	190,181
Axis Real Estate Investment Trust	386,400	202,969
Berjaya Sports Toto Bhd	269,100	140,693
Bermaz Auto Bhd	325,700	108,727
BIMB Holdings Bhd	193,200	175,464
British American Tobacco Malaysia Bhd	41,244	116,625
Bursa Malaysia Bhd	173,250	348,711
Carlsberg Brewery Malaysia Bhd	46,000	217,241
Comfort Glove Bhd	101,200	99,113
DRB-Hicom Bhd(b)	309,300	151,082
FGV Holdings Bhd	484,900	144,018
Focus Dynamics Group Bhd(a)	1,205,200	198,204
Frontken Corp. Bhd	218,100	173,987
Globetronics Technology Bhd	189,066	138,296
Greatech Technology Bhd(a)	55,200	121,944
IGB REIT	487,600	198,678
IJM Corp. Bhd	841,700	334,697
Inari Amertron Bhd	733,250	482,354
Magnum Bhd	361,650	192,631
Mah Sing Group Bhd	344,757	74,892
Malaysia Building Society Bhd	822,500	118,106
Malaysian Pacific Industries Bhd	28,600	175,924
Malaysian Resources Corp. Bhd	738,900	85,244
My EG Services Bhd(b)	682,700	274,823
Padini Holdings Bhd	153,500	101,731
Pavilion REIT	195,000	75,147
Pentamaster Corp. Bhd	170,850	207,587
Sapura Energy Bhd(a)	2,778,400	78,428
Scientex Bhd(b)	87,300	255,000

5

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Serba Dinamik Holdings Bhd	450,920	$180,412
Sime Darby Property Bhd	824,300	121,399
SKP Resources Bhd	245,600	122,981
SP Setia Bhd Group	462,200	91,895
Sunway Construction Group Bhd	184,020	83,112
Sunway REIT	513,100	188,918
Syarikat Takaful Malaysia Keluarga Bhd	90,100	104,166
TIME dotCom Bhd	110,400	371,252
UMW Holdings Bhd	95,600	70,163
UWC BHD	46,000	84,570
Velesto Energy Bhd(a)	1,452,100	48,118
ViTrox Corp. Bhd	58,700	219,008
VS Industry Bhd	436,325	251,685
Yinson Holdings Bhd(b)	188,000	240,884

		7,361,060

Mexico — 1.9%
Alsea SAB de CV(a)(b)	147,200	202,654
Axtel SAB de CV, CPO(a)	220,800	89,825
Banco del Bajio SA(a)(b)(c)	184,000	229,766
Bolsa Mexicana de Valores SAB de CV	127,700	289,656
Concentradora Fibra Danhos SA de CV	62,200	73,628
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)	176,000	184,413
Corp Inmobiliaria Vesta SAB de CV	164,000	294,128
Genomma Lab Internacional SAB de CV, Class B(a)	202,500	198,416
Gentera SAB de CV(a)	286,200	123,814
Grupo Aeroportuario del Centro Norte SAB de CV(a)	86,500	503,684
Grupo Cementos de Chihuahua SAB de CV	47,220	248,604
Grupo Comercial Chedraui SA de CV	100,000	140,848
Grupo Herdez SAB de CV(b)	69,900	138,576
Grupo Rotoplas SAB de CV	36,800	39,910
La Comer SAB de CV(b)	139,900	289,913
Macquarie Mexico Real Estate Management SA de CV(c)	211,700	269,397
PLA Administradora Industrial S. de RL de CV(b)	233,000	334,071
Prologis Property Mexico SA de CV	138,031	298,914
Qualitas Controladora SAB de CV	46,000	224,837
Regional SAB de CV(a)(b)	55,200	236,284

		4,411,338

Pakistan — 0.5%
Bank Alfalah Ltd.	272,957	59,677
Engro Corp. Ltd./Pakistan	98,714	188,634
Fauji Fertilizer Co. Ltd.	155,918	101,151
Hub Power Co. Ltd. (The)(a)	233,299	115,186
Indus Motor Co. Ltd.	4,180	30,152
Lucky Cement Ltd.(a)	43,919	180,608
Millat Tractors Ltd.	9,218	59,233
Pakistan Oilfields Ltd.	32,735	81,339
Pakistan State Oil Co. Ltd.(a)	83,691	105,144
Searle Co. Ltd. (The)	49,347	72,751
United Bank Ltd./Pakistan	139,261	105,276

		1,099,151

Panama — 0.1%
Intercorp Financial Services Inc.	8,280	248,400

Philippines — 0.9%
AC Energy Corp.	662,400	85,969
Alliance Global Group Inc.(a)	1,077,300	219,583
Bloomberry Resorts Corp.	1,142,700	211,523
Cebu Air Inc.(a)	70,470	68,887

Security	Shares	Value

Philippines (continued)
Cosco Capital Inc.	680,600	$81,678
D&L Industries Inc.	743,800	109,064
DMCI Holdings Inc.	1,288,000	150,017
DoubleDragon Properties Corp.(a)	239,310	73,167
First Gen Corp.	257,150	156,975
Manila Water Co. Inc.	305,900	94,162
Petron Corp.	987,200	87,673
Robinsons Land Corp.	450,800	155,830
Security Bank Corp.	59,800	154,848
Semirara Mining & Power Corp.	288,300	74,353
Vista Land & Lifescapes Inc.	1,012,100	99,989
Wilcon Depot Inc.	486,700	182,209

		2,005,927

Poland — 1.2%
Alior Bank SA(a)	25,852	114,672
AmRest Holdings SE(a)(b)	20,700	135,036
Asseco Poland SA	16,376	289,682
Bank Millennium SA(a)	169,372	126,441
Budimex SA	3,314	242,714
CCC SA(a)(b)	10,120	168,487
Ciech SA(a)	9,200	73,026
Enea SA(a)	64,600	93,763
Eurocash SA(a)(b)	24,057	91,658
Famur SA(a)(b)	43,275	19,074
Grupa Azoty SA(a)(b)	12,972	86,872
Grupa Lotos SA	22,264	205,948
Jastrzebska Spolka Weglowa SA(a)(b)	16,513	107,810
KRUK SA(a)	5,202	196,255
mBank SA(a)	3,404	137,504
Mercator Medical SA(a)	566	77,017
Neuca SA	644	107,047
Tauron Polska Energia SA(a)	290,905	165,633
TEN Square Games SA	1,012	153,636
Warsaw Stock Exchange	8,634	99,056

		2,691,331

Qatar — 1.0%
Aamal Co.	464,692	106,466
Al Meera Consumer Goods Co. QSC	18,952	107,275
Baladna	266,616	134,314
Doha Bank QPSC(a)	421,268	266,841
Gulf International Services QSC(a)	205,131	84,596
Gulf Warehousing Co.	92,920	126,106
Medicare Group	46,909	115,831
Qatar Aluminum Manufacturing Co.	777,032	200,437
Qatar Insurance Co. SAQ	420,624	289,108
Qatar National Cement Co. QSC	59,124	65,164
Qatar Navigation QSC	160,540	275,341
United Development Co. QSC	477,004	195,430
Vodafone Qatar QSC	513,176	186,597

		2,153,506

Russia — 0.9%
Aeroflot PJSC(a)	319,246	301,238
Credit Bank of Moscow PJSC(a)	3,256,800	255,026
Detsky Mir PJSC(c)	217,720	399,037
LSR Group PJSC, GDR(f)	72,333	171,791
Mechel PJSC, ADR(a)	32,060	49,372
Mosenergo PJSC	3,124,000	83,210
Rostelecom PJSC(a)	249,320	313,708
Sistema PJSFC, GDR(f)	47,012	369,514

6

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
Unipro PJSC	4,185,000	$151,874

		2,094,770

Saudi Arabia — 2.5%
Al Hammadi Co. for Development and Investment(a)	14,634	116,858
Al Rajhi Co. for Co-operative Insurance(a)	5,312	117,129
Aldrees Petroleum and Transport Services Co.	8,706	154,362
Alujain Holding(a)	9,384	125,100
Arabian Cement Co./Saudi Arabia	14,503	124,319
Arriyadh Development Co.	30,101	141,572
City Cement Co.	23,719	147,350
Dallah Healthcare Co.	7,658	103,520
Dur Hospitality Co.	13,340	106,347
Eastern Province Cement Co.	13,681	143,719
Fawaz Abdulaziz Al Hokair & Co.(a)	21,743	126,147
Herfy Food Services Co.	6,674	104,098
Leejam Sports Co. JSC	8,214	156,150
Maharah Human Resources Co.	7,360	152,278
Mouwasat Medical Services Co.	13,616	468,315
National Agriculture Development Co. (The)(a)	17,167	142,807
National Gas & Industrialization Co.	11,040	88,453
Qassim Cement Co. (The)	12,996	262,997
Saudi Ceramic Co.(a)	9,384	113,966
Saudi Chemical Co. Holding(a)	15,860	152,654
Saudi Fisheries Co.(a)	5,152	83,106
Saudi Ground Services Co.(a)	26,036	215,891
Saudi Pharmaceutical Industries & Medical Appliances Corp.	20,222	225,911
Saudi Public Transport Co.(a)	24,548	113,099
Saudi Real Estate Co.(a)	29,900	130,742
Saudi Research & Marketing Group(a)	11,116	232,658
Saudia Dairy & Foodstuff Co.	4,692	220,176
Seera Group Holding(a)	45,540	238,956
Southern Province Cement Co.	19,057	381,587
United Electronics Co.	9,883	210,804
United International Transportation Co.	10,278	108,244
Yamama Cement Co.	32,675	247,419
Yanbu Cement Co.	24,493	229,218

		5,685,952

South Africa — 3.2%
Adcock Ingram Holdings Ltd.	16,574	45,461
AECI Ltd.	30,923	170,397
Alexander Forbes Group Holdings Ltd.	280,602	70,530
Allied Electronics Corp. Ltd.	61,732	122,856
Astral Foods Ltd.	11,318	98,303
Attacq Ltd.	33,266	8,061
AVI Ltd.	83,787	386,174
Barloworld Ltd.	52,627	238,409
Brait SE(a)	1	0	(e)
Coronation Fund Managers Ltd.	61,041	166,444
Dis-Chem Pharmacies Ltd.(a)(c)	78,936	102,519
DRDGOLD Ltd.	123,924	125,796
Equites Property Fund Ltd.	144,732	161,226
Fortress REIT Ltd., Series A	335,524	281,622
Foschini Group Ltd. (The)	89,056	565,079
Imperial Logistics Ltd.	45,773	114,756
Investec Ltd.	74,980	182,457
Investec Property Fund Ltd.	208,352	107,567
JSE Ltd.	24,188	189,190
KAP Industrial Holdings Ltd.(a)	730,733	134,095

Security	Shares	Value

South Africa (continued)
Liberty Holdings Ltd.	36,147	$138,994
Life Healthcare Group Holdings Ltd.	312,340	319,479
Massmart Holdings Ltd.(a)	30,036	74,118
Momentum Metropolitan Holdings	217,212	218,528
Motus Holdings Ltd.	43,243	161,781
Netcare Ltd.	325,299	258,537
Ninety One Ltd.(a)	41,216	114,250
Oceana Group Ltd.	25,588	107,635
Pick n Pay Stores Ltd.	91,174	297,919
PSG Group Ltd.	40,264	147,931
Redefine Properties Ltd.	1,445,688	221,390
Resilient REIT Ltd.	83,793	205,094
Reunert Ltd.	49,330	118,191
Royal Bafokeng Platinum Ltd.(a)	39,308	161,944
Santam Ltd.	8,284	131,388
Sappi Ltd.(a)	150,291	281,621
Stor-Age Property REIT Ltd.	124,108	106,255
Super Group Ltd./South Africa(a)	112,122	174,599
Telkom SA SOC Ltd.	79,580	161,204
Transaction Capital Ltd.	149,040	232,185
Truworths International Ltd.	113,232	262,882
Vukile Property Fund Ltd.	227,916	102,499
Wilson Bayly Holmes-Ovcon Ltd.(a)	15,480	101,104
Zeder Investments Ltd.	307,794	54,096

		7,424,566

South Korea — 17.7%
ABLBio Inc.(a)	8,380	209,775
Ace Technologies Corp.(a)	8,556	187,891
Advanced Process Systems Corp.	3,901	83,375
Aekyung Industrial Co. Ltd.	2,870	64,322
AfreecaTV Co. Ltd.	2,587	135,130
Ahnlab Inc.	2,242	128,253
AK Holdings Inc.	365	6,910
Amicogen Inc.(a)(b)	4,415	131,666
Ananti Inc.(a)	15,916	122,115
Anterogen Co. Ltd.(a)	2,116	89,206
Aprogen KIC Inc.(a)	38,916	78,778
Aprogen pharmaceuticals Inc.(a)	63,848	81,069
Asiana Airlines Inc.(a)	30,419	141,573
BGF Co. Ltd.	14,076	59,532
BH Co. Ltd.(a)	6,942	139,900
Binex Co. Ltd.(a)	7,728	206,373
BNK Financial Group Inc.	69,092	351,532
Boditech Med Inc.(b)	4,416	106,354
Boryung Pharmaceutical Co. Ltd.	8,071	150,253
Bukwang Pharmaceutical Co. Ltd.	9,108	207,009
Cafe24 Corp.(a)	2,031	97,278
Cellivery Therapeutics Inc.(a)(b)	1,840	295,650
Chabiotech Co. Ltd.(a)	12,622	215,585
Chong Kun Dang Pharmaceutical Corp.	1,840	289,332
Chunbo Co. Ltd.	1,104	178,687
CJ CGV Co. Ltd.(a)	7,055	146,003
CMG Pharmaceutical Co. Ltd.(a)	36,803	158,314
Com2uSCorp	2,769	335,318
Cosmax Inc.	2,144	184,649
COWELL FASHION Co. Ltd.	15,732	80,327
CrystalGenomics Inc.(a)	11,104	162,062
CS Wind Corp.	1,762	203,819
Cuckoo Homesys Co. Ltd.	2,357	84,776
Daea TI Co. Ltd.	16,422	89,044

7

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Daeduck Co. Ltd.	244	$1,409
Daeduck Electronics Co. Ltd./New(a)	9,160	87,747
Daejoo Electronic Materials Co. Ltd.(a)	3,036	130,598
Daesang Corp.	6,760	150,283
Daewoo Engineering & Construction Co. Ltd.(a)	57,738	182,624
Daewoong Co. Ltd.	7,176	166,341
Daewoong Pharmaceutical Co. Ltd.	1,447	135,344
Daishin Securities Co. Ltd.	13,152	163,427
Daou Technology Inc.	8,798	171,341
DB HiTek Co. Ltd.	10,966	351,312
Dentium Co. Ltd.(a)	2,456	93,330
DGB Financial Group Inc.	47,013	310,149
DIO Corp.(a)	3,561	101,210
Dong-A Socio Holdings Co. Ltd.	1,104	125,710
Dong-A ST Co. Ltd.	1,798	142,014
Dongjin Semichem Co. Ltd.	9,653	269,120
DongKook Pharmaceutical Co. Ltd.	8,175	189,498
Dongkuk Steel Mill Co. Ltd.(a)	18,196	122,507
Dongsuh Cos. Inc.	8,997	276,443
Dongsung Pharmaceutical Co. Ltd.(a)	7,493	74,486
Dongwon F&B Co. Ltd.	530	85,256
Doosan Fuel Cell Co. Ltd.(a)	6,172	278,327
Doosan Infracore Co. Ltd.(a)(b)	38,824	286,650
Doosan Solus Co. Ltd.(a)	3,680	170,273
DoubleUGames Co. Ltd.	2,874	151,680
Ecopro BM Co. Ltd.	2,484	339,865
Ecopro Co. Ltd.(b)	6,166	253,538
ENF Technology Co. Ltd.	2,668	97,408
Enzychem Lifesciences Corp.(a)	2,159	207,598
Eo Technics Co Ltd.	2,669	248,195
Eubiologics Co. Ltd.(a)	5,937	109,721
Eugene Technology Co. Ltd.	3,956	119,765
Eutilex Co. Ltd.(a)	3,034	86,094
F&F Co. Ltd.	1,832	141,057
Feelux Co. Ltd.(a)	18,441	88,326
Foosung Co. Ltd.	16,349	142,429
GemVax & Kael Co. Ltd.(a)	9,833	209,269
Geneone Life Science Inc.(a)	10,488	255,909
Genexine Co. Ltd.(a)	4,876	565,793
Grand Korea Leisure Co. Ltd.	9,609	131,993
Green Cross Cell Corp.	2,594	99,981
Green Cross Corp./South Korea	1,535	495,922
Green Cross Holdings Corp.	5,941	191,134
Green Cross LabCell Corp.	1,748	109,472
G-treeBNT Co. Ltd.(a)	7,506	186,539
Hana Tour Service Inc.	3,293	158,021
Hanall Biopharma Co. Ltd.(a)	9,016	283,138
Handsome Co. Ltd.	4,510	119,623
Hanil Cement Co. Ltd./New	932	77,656
Hanjin Heavy Industries & Construction Co. Ltd.(a)	9,200	72,998
Hanjin Transportation Co. Ltd.	2,328	102,878
Hankook Shell Oil Co. Ltd.	368	87,465
Hankook Technology Group Co. Ltd.	8,952	131,058
Hansol Chemical Co. Ltd.	2,484	350,191
Hanssem Co. Ltd.	3,043	267,849
Hanwha Aerospace Co. Ltd.(a)	10,844	258,715
Hanwha Life Insurance Co. Ltd.	85,652	159,840
HDC Holdings Co. Ltd.	14,812	140,550
HDC Hyundai Development Co-Engineering & Construction, Class E	11,776	213,374

Security	Shares	Value

South Korea (continued)
Helixmith Co. Ltd.(a)	6,659	$163,684
HFR Inc.(a)	2,576	69,489
Hite Jinro Co. Ltd.	9,108	262,980
HLB Life Science Co. Ltd.(a)	10,735	256,600
HMM Co. Ltd.(a)	65,964	795,824
HS Industries Co. Ltd.	14,168	92,187
Huchems Fine Chemical Corp.	5,639	124,088
Hugel Inc.(a)	1,748	312,146
Hwaseung Enterprise Co. Ltd.	7,551	96,217
Hyosung Advanced Materials Corp.(a)	891	119,170
Hyosung Chemical Corp.	703	84,814
Hyosung Corp.	2,729	198,038
Hyosung Heavy Industries Corp.(a)	1,288	72,167
Hyosung TNC Co. Ltd.	835	139,223
Hyundai Autoever Corp.	1,380	100,268
Hyundai Bioscience Co. Ltd.(a)	10,259	104,764
Hyundai Construction Equipment Co. Ltd.(a)	3,866	118,438
Hyundai Department Store Co. Ltd.	4,412	282,690
Hyundai Electric & Energy System Co. Ltd.(a)	5,750	84,181
Hyundai Elevator Co. Ltd.	7,192	259,654
Hyundai Mipo Dockyard Co. Ltd.	6,484	278,334
Hyundai Rotem Co. Ltd.(a)	16,940	241,880
Hyundai Wia Corp.	4,915	209,206
Iljin Diamond Co. Ltd.	2,210	102,856
Iljin Materials Co. Ltd.	6,707	283,663
Ilyang Pharmaceutical Co. Ltd.	4,048	235,223
Innocean Worldwide Inc.	2,645	139,355
iNtRON Biotechnology Inc.(a)	9,219	126,219
IS Dongseo Co. Ltd.	4,876	197,851
ITM Semiconductor Co. Ltd.(a)	2,024	96,211
JB Financial Group Co. Ltd.	39,946	197,465
Jeil Pharmaceutical Co. Ltd.	1,196	91,115
Jejuair Co. Ltd.(a)	3,530	51,839
Jin Air Co. Ltd.(a)	6,261	61,391
JW Pharmaceutical Corp.	4,749	145,275
JYP Entertainment Corp.	7,335	251,560
KCC Corp.	1,564	237,452
KEPCO Engineering & Construction Co. Inc.	4,437	66,161
KEPCO Plant Service & Engineering Co. Ltd.	6,441	169,094
KIWOOM Securities Co. Ltd.	3,486	390,641
Koh Young Technology Inc.	3,059	259,029
Kolmar BNH Co. Ltd.	2,650	119,981
Kolmar Korea Co. Ltd.	4,876	198,292
Kolmar Korea Holdings Co. Ltd.	616	13,639
Kolon Industries Inc.	5,704	214,438
Komipharm International Co. Ltd.(a)	11,635	138,794
Korea Electric Terminal Co. Ltd.	2,068	107,834
Korea Line Corp.(a)	37,076	100,518
Korea Petrochemical Ind. Co Ltd.	894	197,536
Korea REIT & Trust Co. Ltd.	66,476	110,838
Korea United Pharm Inc.	2,569	121,421
Korean Reinsurance Co.	28,238	197,772
Kuk-Il Paper Manufacturing Co. Ltd.(a)	25,917	117,576
Kyung Dong Navien Co. Ltd.	2,487	119,568
L&C Bio Co. Ltd.	3,404	118,589
L&F Co. Ltd.	4,576	208,009
LEENO Industrial Inc.	2,852	314,956
LegoChem Biosciences Inc.(a)	4,686	244,770
LEMON Co. Ltd./Korea(a)	4,324	52,362
LG Hausys Ltd.	1,932	131,821

8

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
LG International Corp.	8,740	$150,860
LIG Nex1 Co. Ltd.	3,448	94,415
LOTTE Fine Chemical Co. Ltd.	5,507	273,720
LOTTE Reit Co. Ltd.	27,416	132,552
Lotte Tour Development Co. Ltd.(a)	10,304	155,973
LS Corp.	5,053	288,599
LS Electric Co. Ltd.	4,301	214,166
Maeil Dairies Co. Ltd.	1,842	116,358
Mando Corp.	9,019	395,302
Mcnex Co. Ltd.	3,935	129,620
Medipost Co. Ltd.(a)	5,612	161,531
MedPacto Inc.(a)	2,944	285,474
Medy-Tox Inc.	1,288	260,615
MegaStudyEdu Co. Ltd.	3,093	106,496
Meritz Financial Group Inc.	14,144	126,670
Meritz Fire & Marine Insurance Co. Ltd.	14,556	190,081
Mezzion Pharma Co. Ltd.(a)	1,932	306,068
Mirae Asset Maps Asia Pacific Real Estate 1 Investment	31,028	113,423
Namhae Chemical Corp.	9,962	77,874
Naturecell Co. Ltd.(a)	13,353	116,570
NEPES Corp.	5,246	152,182
NHN Corp.(a)	2,852	188,149
NHN KCP Corp.	3,680	221,821
NICE Information Service Co. Ltd.	10,524	203,528
NKMax Co. Ltd.(a)	11,000	143,645
NongShim Co. Ltd.	828	214,754
OCI Co. Ltd.(a)	5,336	334,178
OptoElectronics Solutions Co. Ltd.	2,208	104,758
Orion Holdings Corp.	13,340	159,132
Oscotec Inc.(a)	5,842	323,104
Osstem Implant Co. Ltd.(a)	3,314	157,531
Paradise Co. Ltd.	14,815	198,149
Partron Co. Ltd.	11,667	105,436
Pharmicell Co. Ltd.(a)	15,548	287,340
PI Advanced Materials Co. Ltd.	4,730	139,564
Poongsan Corp.	6,000	148,570
Posco ICT Co. Ltd.	16,580	105,634
Posco International Corp.	13,708	164,761
RFHIC Corp.(b)	3,958	134,670
Rsupport Co. Ltd.	6,532	90,021
S&S Tech Corp.	4,324	176,235
S&T Motiv Co. Ltd.	2,769	124,118
Sam Chun Dang Pharm Co. Ltd.	4,272	224,304
SAM KANG M&T Co. Ltd.(a)	6,348	110,719
Samwha Capacitor Co. Ltd.	2,763	146,321
Sang-A Frontec Co. Ltd.	2,484	99,558
Seojin System Co. Ltd.	3,866	167,525
Seoul Semiconductor Co. Ltd.	11,585	196,303
SFA Engineering Corp.	6,164	208,893
SFA Semicon Co. Ltd.(a)	25,116	120,978
Shinsegae International Inc.	742	106,618
Shinsung E&G Co. Ltd.(a)	35,236	128,805
Silicon Works Co. Ltd.	3,630	154,182
SillaJen Inc.(a)(d)	19,774	183,793
SIMMTECH Co. Ltd.	5,612	100,925
SK Discovery Co. Ltd.	3,047	185,593
SK Materials Co. Ltd.	1,362	319,652
SK Networks Co. Ltd.	43,325	188,523
SKC Co. Ltd.	5,788	469,191
SL Corp.	5,378	80,192

Security	Shares	Value

South Korea (continued)
SM Entertainment Co. Ltd.(a)	5,811	$155,968
S-MAC Co. Ltd.(a)	54,832	93,654
Solid Inc.(a)	13,064	126,915
Soulbrain Co. Ltd./New(a)	1,153	264,975
Soulbrain Holdings Co. Ltd.	1,425	55,504
SPC Samlip Co. Ltd.	54	3,440
ST Pharm Co. Ltd.(a)	2,668	190,236
STCUBE(a)	5,146	38,599
Taekwang Industrial Co. Ltd.	184	127,705
Taeyoung Engineering & Construction Co. Ltd.	6,204	57,187
Telcon RF Pharmaceutical Inc.(a)	21,147	127,469
TES Co. Ltd./Korea	4,048	106,271
Tesna Inc.	3,128	129,892
Theragen Etex Co. Ltd.(a)	9,151	83,939
Tokai Carbon Korea Co. Ltd.	1,495	138,752
Tongyang Life Insurance Co. Ltd.	19,985	66,102
Toptec Co. Ltd.	5,980	69,444
TY Holdings Co. Ltd./Korea(a)	5,981	128,101
Unison Co. Ltd.(a)	29,900	151,858
UniTest Inc.	4,600	103,095
Vieworks Co. Ltd.	3,202	84,640
Webzen Inc.(a)	5,063	155,566
Wemade Co. Ltd.	3,008	111,453
WONIK IPS Co. Ltd.(a)	8,097	291,596
YG Entertainment Inc.(a)	3,048	120,647
Youngone Corp.	7,647	206,629
Yungjin Pharmaceutical Co. Ltd.(a)	26,296	190,112
Yuyang DNU Co. Ltd.(a)(d)	17,648	16,539
Zinus Inc.	2,668	249,549

		40,731,018

Taiwan — 21.3%
AcBel Polytech Inc.	157,000	162,770
A-DATA Technology Co. Ltd.	66,000	141,251
Advanced Ceramic X Corp.	13,000	200,684
Advanced Wireless Semiconductor Co.	44,596	190,103
Alchip Technologies Ltd.	16,000	374,985
AmTRAN Technology Co. Ltd.(a)	184,312	74,365
Arcadyan Technology Corp.	38,541	130,893
Ardentec Corp.	131,000	171,664
Asia Optical Co. Inc.	69,000	177,205
Asia Pacific Telecom Co. Ltd.(a)	442,910	150,110
Asia Vital Components Co. Ltd.	98,000	254,090
ASPEED Technology Inc.	9,000	445,224
AURAS Technology Co. Ltd.	19,000	155,320
BES Engineering Corp.	422,000	133,103
Bizlink Holding Inc.	36,770	316,065
Brighton-Best International Taiwan Inc.	171,000	158,686
Capital Securities Corp.	460,530	193,890
Career Technology MFG. Co. Ltd.	118,369	154,697
Casetek Holdings Ltd.	43,816	132,820
Cathay Real Estate Development Co. Ltd.	166,300	122,818
Center Laboratories Inc.	93,871	219,342
Century Iron & Steel Industrial Co. Ltd.	42,000	192,299
Charoen Pokphand Enterprise	55,000	137,777
Cheng Loong Corp.	184,000	205,287
Cheng Uei Precision Industry Co. Ltd.	109,000	164,059
Chicony Power Technology Co. Ltd.	58,000	136,949
Chief Telecom Inc.	9,000	119,989
Chilisin Electronics Corp.	59,459	275,365
China Airlines Ltd.(a)	833,000	285,825

9

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
China General Plastics Corp.	143,064	$119,460
China Man-Made Fiber Corp.(a)	300,223	98,696
China Motor Corp.(a)	92,200	155,918
China Petrochemical Development Corp.	867,600	276,999
China Steel Chemical Corp.	69,000	248,136
Chin-Poon Industrial Co. Ltd.	102,000	110,938
Chipbond Technology Corp.	124,000	279,737
ChipMOS Technologies Inc.	78,000	87,161
Chlitina Holding Ltd.	13,000	93,957
Chong Hong Construction Co. Ltd.	56,424	164,308
Chroma ATE Inc.	101,000	531,532
Chung Hung Steel Corp.(a)	365,000	154,311
Chung-Hsin Electric & Machinery Manufacturing Corp.	92,000	188,826
Chunghwa Precision Test Tech Co. Ltd.	6,000	163,144
Cleanaway Co. Ltd.	31,000	177,283
Clevo Co.	130,000	139,567
CMC Magnetics Corp.	313,238	93,963
Compeq Manufacturing Co. Ltd.	293,000	493,944
Concraft Holding Co. Ltd.	22,849	78,642
Coretronic Corp.	115,400	142,112
CSBC Corp. Taiwan(a)	81,455	71,160
CTCI Corp.	151,000	207,408
Cub Elecparts Inc.	18,361	138,823
Darfon Electronics Corp.	66,000	100,381
Darwin Precisions Corp.(a)	111,000	53,353
E Ink Holdings Inc.	252,000	362,494
Egis Technology Inc.	18,000	112,095
Elan Microelectronics Corp.	85,000	393,650
Elite Material Co. Ltd.	81,000	443,330
Elite Semiconductor Microelectronics Technology Inc.	4,000	7,087
eMemory Technology Inc.	17,000	341,759
Ennoconn Corp.	16,883	136,237
Epistar Corp.(a)	201,000	267,976
Eternal Materials Co. Ltd.	229,399	280,084
Eva Airways Corp.	460,000	204,158
Everlight Electronics Co. Ltd.	115,000	149,285
Far Eastern Department Stores Ltd.	300,000	256,820
Far Eastern International Bank	674,122	253,069
Faraday Technology Corp.	67,000	112,715
Farglory Land Development Co. Ltd.	77,000	141,019
Feng Hsin Steel Co. Ltd.	157,000	322,786
Firich Enterprises Co. Ltd.	184,376	184,360
FLEXium Interconnect Inc.	89,418	376,464
Formosa Sumco Technology Corp.	24,000	122,937
Formosa Taffeta Co. Ltd.	98,000	105,384
Foxsemicon Integrated Technology Inc.	19,200	137,756
Fulgent Sun International Holding Co. Ltd.	32,330	137,249
Fusheng Precision Co. Ltd.	37,000	221,981
General Interface Solution Holding Ltd.	71,000	282,730
Genius Electronic Optical Co. Ltd.	21,585	481,644
Getac Technology Corp.	115,000	194,272
Gigabyte Technology Co. Ltd.	153,000	421,384
Ginko International Co. Ltd.	10,500	54,890
Global Lighting Technologies Inc.	28,000	111,499
Global Unichip Corp.	24,000	277,870
Gold Circuit Electronics Ltd.(a)	92,000	166,554
Goldsun Building Materials Co. Ltd.	276,426	262,339
Gourmet Master Co. Ltd.	23,821	119,512
Grand Pacific Petrochemical(a)	184,000	151,060
Grape King Bio Ltd.	37,000	234,962

Security	Shares	Value

Taiwan (continued)
Great Wall Enterprise Co. Ltd.	191,789	$311,882
Greatek Electronics Inc.	105,000	202,614
Hannstar Board Corp.	93,481	147,097
HannStar Display Corp.(a)	747,320	263,505
Holtek Semiconductor Inc.	53,000	133,511
Holy Stone Enterprise Co. Ltd.	41,050	167,786
Hota Industrial Manufacturing Co. Ltd.	62,192	214,271
Hotai Finance Co. Ltd.	64,000	185,022
HTC Corp.(a)	206,000	226,219
Huaku Development Co. Ltd.	76,080	235,427
Hung Sheng Construction Ltd.	160,520	107,004
IBF Financial Holdings Co. Ltd.	562,607	236,866
International CSRC Investment Holdings Co.	197,945	161,120
International Games System Co. Ltd.	19,000	451,960
ITEQ Corp.	59,559	286,276
Jentech Precision Industrial Co. Ltd.	19,000	185,984
Jih Sun Financial Holdings Co. Ltd.	476,341	172,136
Johnson Health Tech Co. Ltd.	30,000	86,519
Kenda Rubber Industrial Co. Ltd.	184,675	239,732
Kindom Development Co. Ltd.	94,000	124,003
King Slide Works Co. Ltd.	18,000	189,457
King Yuan Electronics Co. Ltd.	216,000	268,271
King’s Town Bank Co. Ltd.	250,000	335,058
Kinsus Interconnect Technology Corp.	79,000	251,392
KMC Kuei Meng International Inc.	27,000	179,984
Kuoyang Construction Co. Ltd.	92,000	84,891
LandMark Optoelectronics Corp.	21,400	207,224
Lealea Enterprise Co. Ltd.(a)	184,590	79,334
Lien Hwa Industrial Holdings Corp.	214,478	310,025
Longchen Paper & Packaging Co. Ltd.	200,456	133,977
Lotes Co. Ltd.	21,968	342,979
Lotus Pharmaceutical Co. Ltd.(a)	27,000	80,235
Lung Yen Life Service Corp.	79,000	148,840
Machvision Inc.	10,398	110,720
Macronix International	439,000	592,983
Makalot Industrial Co. Ltd.	58,036	375,674
Mercuries & Associates Holding Ltd.	35,579	26,776
Mercuries Life Insurance Co. Ltd.(a)	356,696	108,877
Merida Industry Co. Ltd.	66,000	578,897
Merry Electronics Co. Ltd.	54,224	269,194
Microbio Co. Ltd.(a)	80,000	210,508
Mitac Holdings Corp.	268,383	277,776
momo.com Inc.	14,000	304,535
Motech Industries Inc.(a)	92,000	122,979
Nan Kang Rubber Tire Co. Ltd.	130,000	197,948
Nan Liu Enterprise Co. Ltd.	15,000	101,570
Nan Ya Printed Circuit Board Corp.	68,000	431,822
Nantex Industry Co. Ltd.	92,000	198,186
OBI Pharma Inc.(a)	43,184	178,781
Pan Jit International Inc.	1,900	2,973
Pan-International Industrial Corp.	148,722	110,619
Parade Technologies Ltd.	21,000	762,565
PChome Online Inc.	29,305	90,478
PharmaEngine Inc.	32,756	69,873
PharmaEssentia Corp.(a)	53,648	163,753
Pharmally International Holding Co. Ltd.(d)	21,603	38,181
Pixart Imaging Inc.	39,635	274,639
Poya International Co. Ltd.	17,453	366,175
President Securities Corp.	178,215	98,791
Primax Electronics Ltd.	106,000	173,676

10

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Prince Housing & Development Corp.	368,917	$155,320
Qisda Corp.	442,000	364,424
Radiant Opto-Electronics Corp.	128,000	520,937
Radium Life Tech Co. Ltd.	241,341	113,463
Rexon Industrial Corp. Ltd.	40,000	108,762
RichWave Technology Corp.	15,000	176,300
Ritek Corp.(a)	205,387	79,265
Roo Hsing Co. Ltd.(a)	168,000	69,846
Ruentex Industries Ltd.	92,000	224,654
Run Long Construction Co. Ltd.	78,000	167,754
Sanyang Motor Co. Ltd.	128,820	167,451
ScinoPharm Taiwan Ltd.	92,708	96,278
SDI Corp.	33,000	92,276
Sercomm Corp.	67,000	185,703
Shin Zu Shing Co. Ltd.	46,856	237,547
Shinkong Synthetic Fibers Corp.	299,135	131,713
Sigurd Microelectronics Corp.	119,124	188,701
Simplo Technology Co. Ltd.	49,600	576,876
Sinbon Electronics Co. Ltd.	66,000	451,539
Sino-American Silicon Products Inc.	146,000	735,058
Sinyi Realty Inc.	89,778	96,385
Sitronix Technology Corp.	33,000	162,091
Soft-World International Corp.	18,140	57,406
Solar Applied Materials Technology Co.	92,000	153,320
Sporton International Inc.	22,330	188,026
St. Shine Optical Co. Ltd.	14,000	142,444
Sunny Friend Environmental Technology Co. Ltd.	20,000	156,828
Sunonwealth Electric Machine Industry Co. Ltd.	54,000	106,664
Supreme Electronics Co. Ltd.	130,000	148,689
Systex Corp.	44,000	130,445
TA Chen Stainless Pipe	318,866	314,363
Taichung Commercial Bank Co. Ltd.	775,684	296,639
TaiDoc Technology Corp.	17,000	136,584
TaiMed Biologics Inc.(a)	55,000	166,915
Tainan Spinning Co. Ltd.	276,190	144,866
Taiwan Cogeneration Corp.	134,000	184,293
Taiwan Fertilizer Co. Ltd.	229,000	434,660
Taiwan Glass Industry Corp.(a)	368,000	231,755
Taiwan Hon Chuan Enterprise Co. Ltd.	90,004	190,097
Taiwan Paiho Ltd.	75,050	197,483
Taiwan Secom Co. Ltd.	88,450	275,257
Taiwan Semiconductor Co. Ltd.	66,000	131,525
Taiwan Shin Kong Security Co. Ltd.	73,366	95,625
Taiwan Styrene Monomer	190,000	117,656
Taiwan Surface Mounting Technology Corp.	76,000	325,305
Taiwan TEA Corp.(a)	282,000	188,973
Taiwan Union Technology Corp.	68,000	279,133
TCI Co. Ltd.	26,528	207,086
Teco Electric and Machinery Co. Ltd.	460,000	476,906
Test Research Inc.	52,000	103,444
Tong Hsing Electronic Industries Ltd.	53,641	373,572
Tong Yang Industry Co. Ltd.	110,133	154,173
Topco Scientific Co. Ltd.	56,000	238,716
TPK Holding Co. Ltd.(a)	92,000	151,060
Transcend Information Inc.	62,000	140,521
Tripod Technology Corp.	120,000	515,744
TSEC Corp.(a)	92,000	143,637
TSRC Corp.	124,000	98,756
TTY Biopharm Co. Ltd.	68,450	166,907
Tung Ho Steel Enterprise Corp.	184,000	215,939

Security	Shares	Value

Taiwan (continued)
TXC Corp.	89,000	$249,803
U-Ming Marine Transport Corp.	143,000	157,537
Union Bank of Taiwan	395,167	144,189
Unitech Printed Circuit Board Corp.	161,420	132,806
United Integrated Services Co. Ltd.	45,400	363,965
United Renewable Energy Co. Ltd.(a)	637,879	332,339
UPC Technology Corp.	193,741	118,953
USI Corp.	188,070	131,308
Visual Photonics Epitaxy Co. Ltd.	47,425	151,248
Voltronic Power Technology Corp.	17,934	549,928
Wafer Works Corp.	142,681	188,973
Wah Lee Industrial Corp.	85,000	230,524
Walsin Lihwa Corp.	672,000	457,391
Wan Hai Lines Ltd.	60,000	91,992
Wistron NeWeb Corp.	85,481	248,023
WT Microelectronics Co. Ltd.	93,757	131,906
XinTec Inc.(a)	52,000	327,480
Xxentria Technology Materials Corp.	67,000	145,742
Yang Ming Marine Transport Corp.(a)	276,820	128,686
YFY Inc.	368,000	307,285
Yieh Phui Enterprise Co. Ltd.(a)	263,797	113,376
Yulon Finance Corp.	47,080	167,656
Yulon Motor Co. Ltd.(a)	164,026	224,437
YungShin Global Holding Corp.	85,200	137,055
Yungtay Engineering Co. Ltd.	62,000	133,343

		49,016,055

Thailand — 3.5%
AEON Thana Sinsap Thailand PCL, NVDR	27,700	146,055
Amata Corp. PCL, NVDR(b)	281,576	156,379
AP Thailand PCL, NVDR	797,000	184,430
Bangchak Corp. PCL, NVDR	367,100	237,857
Bangkok Chain Hospital PCL, NVDR	524,600	242,790
Bangkok Land PCL, NVDR	4,995,600	168,447
Bangkok Life Assurance PCL, NVDR(a)(b)	195,000	128,926
Banpu PCL, NVDR	1,168,400	330,242
Central Plaza Hotel PCL, NVDR(a)(b)	165,600	133,027
CH Karnchang PCL, NVDR(a)	358,100	216,636
Chularat Hospital PCL, NVDR	2,116,800	177,741
CK Power PCL, NVDR(a)	772,900	130,307
Com7 PCL, NVDR	184,000	249,388
Eastern Polymer Group PCL, NVDR	400,000	76,694
Eastern Water Resources Development and Management PCL, NVDR	542,800	168,672
Esso Thailand PCL, NVDR(a)(b)	340,900	81,703
GFPT PCL, NVDR	260,900	120,747
Gunkul Engineering PCL, NVDR	1,712,599	141,537
Hana Microelectronics PCL, NVDR	165,700	234,171
IRPC PCL, NVDR	1,710,800	153,831
Jasmine International PCL, NVDR(b)	1,276,800	140,976
KCE Electronics PCL, NVDR(b)	226,100	300,844
Khon Kaen Sugar Industry PCL, NVDR	904,530	69,372
Kiatnakin Phatra Bank PCL, NVDR	82,832	135,543
Major Cineplex Group PCL, NVDR(b)	272,800	171,345
MBK PCL, NVDR	575,100	250,953
Mega Lifesciences PCL, NVDR	130,500	156,384
Plan B Media PCL, NVDR	718,100	148,368
Pruksa Holding PCL, NVDR	406,200	167,851
PTG Energy PCL, NVDR	252,900	150,486
Quality Houses PCL, NVDR	3,017,867	231,453
Sansiri PCL, NVDR	4,403,000	114,987

11

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Siam Global House PCL, NVDR	1	$1
Siamgas & Petrochemicals PCL, NVDR	287,500	97,893
Sino-Thai Engineering & Construction PCL, NVDR	304,628	133,936
Sri Trang Agro-Industry PCL, NVDR	266,880	236,001
Star Petroleum Refining PCL, NVS(b)	542,800	136,373
Supalai PCL, NVDR	495,800	293,382
Super Energy Corp. PCL, NVDR	5,676,400	172,638
Taokaenoi Food & Marketing PCL, Class R, NVDR(b)	191,900	69,147
Thai Airways International PCL, NVDR(a)	21,900	2,128
Thai Vegetable Oil PCL, NVDR	186,400	200,264
Thanachart Capital PCL, NVDR	107,000	120,264
Thonburi Healthcare Group PCL, NVDR	287,300	224,142
Tipco Asphalt PCL, NVDR	214,100	129,522
TPI Polene Power PCL, NVDR	920,000	135,035
TTW PCL, NVDR(b)	533,600	224,024
VGI PCL, NVDR	459,100	116,862
WHA Corp. PCL, NVDR	2,750,100	285,465

		8,095,219

Turkey — 1.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	62,192	166,487
Bera Holding AS(a)	50,023	84,925
Coca-Cola Icecek AS(a)	24,095	172,652
Dogan Sirketler Grubu Holding AS	331,276	101,641
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	535,164	147,778
Enerjisa Enerji AS(c)	72,128	99,585
Gubre Fabrikalari TAS(a)	3,440	22,736
Izmir Demir Celik Sanayi AS(a)	26,680	70,467
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(b)	280,232	175,542
Koza Altin Isletmeleri AS(a)(b)	12,144	115,583
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(b)	62,984	102,018
Mavi Giyim Sanayi Ve Ticaret AS, Class B(a)(c)	15,744	92,585
Migros Ticaret AS(a)(b)	23,736	127,992
MLP Saglik Hizmetleri AS(a)(c)	27,510	74,347
Nuh Cimento Sanayi AS	13,085	67,179
Oyak Cimento Fabrikalari AS(a)	67,620	69,589
Pegasus Hava Tasimaciligi AS(a)(b)	11,427	83,560
Petkim Petrokimya Holding AS(a)	358,402	191,979
Sasa Polyester Sanayi AS(a)	52,584	109,642
TAV Havalimanlari Holding AS	65,890	159,960
Tekfen Holding AS(b)	63,340	117,817
Tofas Turk Otomobil Fabrikasi AS	31,464	114,638
Turkiye Halk Bankasi AS(a)	156,584	107,095
Turkiye Sinai Kalkinma Bankasi AS(a)	212,551	62,225
Ulker Biskuvi Sanayi AS(a)	56,631	160,722

		2,798,744

United Arab Emirates — 0.6%
Air Arabia PJSC	782,258	264,079
Amanat Holdings PJSC	512,355	115,634
Aramex PJSC	170,370	185,994
DAMAC Properties Dubai Co. PJSC(a)	492,105	158,089
Dana Gas PJSC	1,161,883	216,045
Drake & Scull International PJSC(a)(d)	241,185	11,648
Dubai Financial Market PJSC	693,009	164,708
Dubai Investments PJSC	671,001	228,347

		1,344,544

Total Common Stocks — 98.3% (Cost: $197,285,657)		225,680,260

Security	Shares	Value

Preferred Stocks

Brazil — 1.0%
Azul SA, Preference Shares, NVS	71,900	$507,531
Banco ABC Brasil SA, Preference Shares, NVS	24,669	66,503
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	58,000	142,142
Banco Pan SA, Preference Shares, NVS	82,800	146,963
Cia. de Saneamento do Parana, Preference Shares, NVS	9,200	8,523
Cia. Energetica de Sao Paulo, Class B, Preference Shares, NVS	46,000	238,363
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS	46,000	200,871
Marcopolo SA, Preference Shares, NVS	156,469	80,760
Metalurgica Gerdau SA, Preference Shares, NVS	211,600	403,074
Randon SA Implemetos e Participacoes, Preference Shares, NVS	52,225	142,534
Unipar Carbocloro SA, Preference Shares, NVS	15,183	110,811
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	101,200	256,469

		2,304,544

Total Preferred Stocks — 1.0% (Cost: $2,045,788)		2,304,544

Rights

China — 0.0%
Jiayuan International Group Ltd. (Expires 12/01/20)(a)	4,243	0	(e)

Pakistan — 0.0%
Searle Co. Ltd. (The) (Expires 12/31/20)(a)	4,023	1,640

South Korea — 0.0%
Doosan Fuel Cell Co. Ltd. (Expires 12/08/20)(a)	949	13,979
Helixmith Co. Ltd. (Expires 12/21/20)(a)	2,049	24,161
HFR Inc. (Expires 12/18/20)(a)	174	912

		39,052

Total Rights — 0.0% (Cost: $0)		40,692

Warrants

Brazil — 0.0%
CVC Brasil Operadora e Agencia de Viagens SA (Expires 01/28/21)(a)	6,092	8,030

Thailand — 0.0%
MBK PCL (Expires 11/15/23)(a)	23,004	7,757

Total Warrants — 0.0% (Cost: $0)		15,787

12

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 4.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(g)(h)(i)	9,891,799	$9,897,734

Total Short-Term Investments — 4.3% (Cost: $9,892,720)		9,897,734

Total Investments in Securities — 103.6% (Cost: $209,224,165)		237,939,017

Other Assets, Less Liabilities — (3.6)%		(8,195,133)

Net Assets — 100.0%		$229,743,884

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,452,869	$448,503	(a)	$—	$(551)	$(3,087)	$9,897,734	9,891,799	$94,162	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—	—	—	—	—	48		—

					$(551)	$(3,087)	$9,897,734		$94,210		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	17	12/18/20	$1,022	$13,528

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

13

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets Small-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$225,105,475	$66,229	$508,556	$225,680,260
Preferred Stocks	2,304,544	—	—	2,304,544
Rights	—	40,692	—	40,692
Warrants	8,030	7,757	—	15,787
Money Market Funds	9,897,734	—	—	9,897,734

	$237,315,783	$114,678	$508,556	$237,939,017

Derivative financial instruments(a)
Assets
Futures Contracts	$13,528	$—	$—	$13,528

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

14